Condensed Financial Information of the Parent Company Only - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ 16,114	$ 10,714	$ 3,414
Adjustments to reconcile net income to net cash provided by operating activities:
Other, net									(274)	(186)	(85)
Net cash provided by operating activities									19,091	16,302	12,479
Cash flows from investing activities:
Net cash provided (used) by investing activities									16,558	(78,574)	(112,925)
Cash flows from financing activities:
Cash dividends paid - common stock									(2,684)	(1,993)	(1,474)
Issuance of stock under equity compensation plan									0	135	0
Purchase of treasury stock									0	(179)	(878)
Net cash used in financing activities									389	41,477	137,329
Net increase (decrease) in cash and due from banks									36,038	(20,795)	36,883
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income									16,114	10,714	3,414
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries									(11,879)	(9,512)	(4,679)
Stock based compensation expense									0	0	3
(Increase) decrease in deferred tax asset									(319)	370	881
Other, net									10	(116)	453
Net cash provided by operating activities									3,926	1,456	72
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net									0	500	(250)
Net cash provided (used) by investing activities									0	500	(250)
Cash flows from financing activities:
Cash dividends paid - common stock									(2,684)	(1,993)	(1,474)
Issuance of stock under equity compensation plan									0	135	0
Purchase of treasury stock									0	(179)	(878)
Net cash used in financing activities									(2,684)	(2,037)	(2,352)
Net increase (decrease) in cash and due from banks									1,242	(81)	(2,530)
Cash and cash equivalents, beginning of year				$ 1,334				$ 1,415	1,334	1,415	3,945
Cash and cash equivalents, end of year	$ 2,576				$ 1,334				$ 2,576	$ 1,334	$ 1,415